N-2	Oct. 25, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001957121
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-268699
Investment Company Act File Number	811-23842
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	FELICITAS PRIVATE MARKETS FUND
Entity Address, Address Line One	c/o UMB Fund Services, Inc.
Entity Address, Address Line Two	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	-299-2270
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Oct. 31, 2024
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES:	Class Y	Class I
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(1)	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES: (As a Percentage of Net Assets Attributable to Shares)
Investment Management Fee(2)	1.50%	1.50%
Acquired Fund Fees and Expenses(3)	4.11%	4.11%
Shareholder Servicing Fees(4)	—	0.15%
Other Expenses(5)	1.18%	1.18%
Total Annual Expenses	6.79%	6.94%
Less: Fee Waiver and Expense Reimbursements(6)	(0.43)%	(0.43)%
Net Annual Expenses	6.36%	6.51%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on the Imposition of a $1,000 Investment in the Fund, Assuming a 5% Annual Return:
Class Y Shares	$63	$195	$322	$620
Class I Shares	$65	$199	$328	$629

The example is based on the annual fees and expenses set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through the Fund’s investments. The purpose of the following table and the example below is to assist prospective investors in understanding the various fees and expenses that a Shareholder will bear, either directly or indirectly. The expenses shown in the table are based on estimated amounts for the current fiscal year. The Fund’s actual expenses may vary from the estimated expenses shown in the table. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

Basis of Transaction Fees, Note [Text Block]

FUND FEES AND EXPENSES

The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Shareholders can expect to bear, either directly or indirectly, through the Fund’s investments. The purpose of the following table and the example below is to assist prospective investors in understanding the various fees and expenses that a Shareholder will bear, either directly or indirectly. The expenses shown in the table are based on estimated amounts for the current fiscal year. The Fund’s actual expenses may vary from the estimated expenses shown in the table. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT,” “ADMINISTRATION,” “FUND EXPENSES,” and “PURCHASING SHARES.”

SHAREHOLDER TRANSACTION EXPENSES:	Class Y	Class I
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(1)	2.00%	2.00%
ANNUAL EXPENSES: (As a Percentage of Net Assets Attributable to Shares)
Investment Management Fee(2)	1.50%	1.50%
Acquired Fund Fees and Expenses(3)	4.11%	4.11%
Shareholder Servicing Fees(4)	—	0.15%
Other Expenses(5)	1.18%	1.18%
Total Annual Expenses	6.79%	6.94%
Less: Fee Waiver and Expense Reimbursements(6)	(0.43)%	(0.43)%
Net Annual Expenses	6.36%	6.51%

____________

(1)      A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class Y Shares or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “TENDER OFFERS/REPURCHASES OF SHARES.”

(2)      For its provision of advisory services to the Fund, the Investment Adviser receives an annual Management Fee, payable quarterly in arrears, equal to 1.50% of the Fund’s net assets determined as of quarter-end. The Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)      In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Funds generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 10% to 20% of the net capital appreciation in the private Investment Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective private Investment Funds’ offering documents. The Acquired Fund Fees and Expenses are based on expected amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(4)      Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of Shares and has adopted a shareholder service plan (“Shareholder Service Plan”) for Class I Shares. Under the Shareholder Service Plan, the Fund is permitted to pay as compensation up to 0.15% on an annualized basis of the net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. The Fund may pay all or a portion of these fees to any registered securities dealer, financial institution, or any other person (each, a “Recipient”) who provides certain shareholder services, pursuant to a written agreement. Class Y Shares are not subject to the Shareholder Servicing Fee.

(5)      Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, Transfer agent and Custodian.

(6)      The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2025. The Expense Limitation and Reimbursement may not be terminated before July 1, 2025 by the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at NAV and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example reflects the expense limitation for the one-year period and the first year of each additional period). The assumption in the hypothetical example of a 5% annual return is the same as that required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Shares.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to deliver a combination of yield and capital appreciation. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

The Fund’s investment objective is non-fundamental and may be changed by the Board without the approval of Shareholders.

INVESTMENT OVERVIEW

The Fund intends to seek its investment objective through a portfolio of private equity, private credit and real estate investments (“private assets”). Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets” (“80% Policy”). For purposes of this 80% Policy, private assets include: (i) investments in general or limited partnerships, funds, corporations, trusts, closed-end funds (including, without limitation, funds-of-funds) (together, “Investment Funds”) that are managed by independent investment managers, i.e., investment advisers unaffiliated with the Advisers) (each, an “Underlying Manager” and collectively, the “Underlying Managers”); (ii) secondary investments in Investment Funds managed by Underlying Managers; (iii) co-investment vehicles that invest alongside Investment Funds; and (iv) other direct investments in the equity or debt of a company, which are not generally available to unaccredited investors (each, a “Direct Investment” and together with the Investment Funds, the “Investments”). Investment Funds will be limited to (i) private funds (e.g., exempt under Section 3(c)(1) or 3(c)(7) from registration under the Investment Company Act), or (ii) registered investment companies and non-traded business development companies that invest at least 80% of their assets in “private assets” that are only available to accredited investors. The Fund does not intend to invest directly in real estate but may invest in real estate indirectly through Investment Funds. The Fund’s investments also will include direct investments in equity or debt alongside private equity funds and firms, and the Fund may provide debt or preferred equity financing to other companies, institutions, funds, or fund managers. The Fund will invest primarily in Investment Funds and to a lesser extent in co-investments and direct investment. The Fund may change the 80% Policy without shareholder approval upon at least 60 days’ prior written notice to shareholders.

The Fund conducts thorough due diligence on each Investment Fund before investing. For primary commitments, the Fund evaluates, among other factors, the Investment Fund’s track record, investment team, the quality of its current portfolio, the projected return on the investment in the Investment Fund from, among other things, a multiple of invested capital (“MOIC”) and internal rate of return (“IRR”) perspective. For secondary commitments, the Fund evaluates, among other things, the entry valuation, the quality of the underlying assets and the sponsor of the Investment Fund, the structure of the security, projected MOIC and IRR and the expected transaction duration. For primary and secondary co-investments and direct investments, the Fund will consider, among other things, the quality and financial metrics of the underlying asset(s) including revenue and EBITDA growth trends and leverage profile, the quality of the sponsor and its underwriting of the deal, the projected MOIC and IRR, and the Fund’s ability to access ongoing financial information about the underlying asset(s). For direct lending opportunities, the Fund considers, among other things, the seniority of its position in the capital structure, the various potential methods of repayment from any underlying collateral, the loan to value (“LTV”) and expected duration of the opportunity, and the expected overall projected MOIC and IRR.

The Fund is expected to have a broad portfolio of investments that will contain exposure to multiple sectors of the private markets and hundreds of underlying investments.

It is expected that the Fund’s assets will not be fully invested at all times.

The Fund’s success will depend on the Investment Sub-Adviser’s ability to (a) identify Investment Funds for investment and determine the optimal allocations to such funds, (b) evaluate and process co-investments offered to the Fund, and (c) effectively source, underwrite, and execute on other direct Investments and secondary investments generated from different channels that leverage the Investment Sub-Adviser’s network. The Fund has been granted exemptive relief from the SEC that permits it to, among other things, co-invest with certain other persons, including certain affiliates of the Sub-Adviser and certain private funds managed by the Sub-Adviser and its affiliates, subject to certain terms and conditions. The Investment Adviser will not cause the Fund to engage in certain investments alongside affiliates unless such investments are permitted under the order granting an exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. The Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested.

Risk [Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Fund will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. Below is a list of the principal risks of investing in the Fund. Different risks may be more significant at different times, depending on market conditions.

The Shares are speculative and illiquid securities involve substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

BUSINESS AND STRUCTURE RELATED RISKS

Limited Operating History

The Fund is a recently-organized closed-end management investment company that has limited operating history. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s shares could decline substantially and cause you to lose some or all of your investment. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund does. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund. The Fund may lose investment opportunities if it does not match competitors’ pricing, terms, and structure. If the Fund is forced to match competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on investments or may bear substantial risk of capital loss. Many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as a registered closed-end management investment company.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “CERTAIN TAX CONSIDERATIONS.”

Lack of Operating History of Investment Funds

Certain Investment Funds may be newly formed entities that have no operating histories. In such cases, the Investment Sub-Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Fund. Although the Investment Sub-Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Sub-Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

MANAGEMENT RELATED RISKS

Investment Selection

The Investment Funds will be selected by the Investment Sub-Adviser based on information provided to it by those Investment Funds and through other sources. Although the Investment Sub-Adviser is expected to evaluate all such information and data and to seek independent corroboration when it considers it appropriate and when it is reasonably available, the Investment Sub-Adviser will not be in a position to confirm the completeness, genuineness or accuracy of such information and data. Information about private Investment Funds and private companies is more difficult to obtain and can be less reliable and more subjective than information about investment companies that are registered with the SEC. Historical performance of the principals of an Underlying Manager is not indicative of the future returns of that Investment Fund.

Dependence on the Advisers and the Underlying Managers

The Fund’s success depends on the acumen and expertise of the Sub-Adviser in selecting Investment Funds and the acumen and expertise of the Underlying Managers in selecting portfolio securities or other assets in which to invest. In addition, decisions with respect to the management of the Fund will be made by the Advisers. Shareholders have no right or power to take part in the management of the Fund or to select or define the Fund’s investment criteria or decisions. Accordingly, no prospective Shareholder should invest in the Fund unless such Shareholder is willing to entrust all aspects of the management of the Fund to the Advisers. Historical performance of the Advisers and their affiliates is not indicative of the returns that Shareholders may achieve from an investment in the Fund.

Access to Information from Underlying Managers

The Investment Sub-Adviser will request detailed information on a continuing basis from each Underlying Manager regarding such Underlying Manager’s historical performance and investment strategies. However, the Investment Sub-Adviser may not always be provided with detailed information regarding all the investments made by an Underlying Manager because certain of this information may be considered proprietary information by the Underlying Manager or the Underlying Manager may otherwise be prevented by agreement with issuers of the applicable securities from providing this information. This potential lack of access to information may make it more difficult for the Investment Sub-Adviser to select, allocate among and evaluate certain Underlying Managers.

Borrowing; Use of Leverage

The strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). These limits do not apply to the Investment Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds.

Investment Funds Risk

Investments in Investment Funds generally are subject to legal or contractual restrictions on their resale. Certain Investment Funds may not permit voluntary withdrawals or redemptions. To the extent that an Investment Fund permits voluntary withdrawals or redemptions, if the Fund requests a complete or partial withdrawal of its interest in such Investment Fund, the Underlying Manager of such Investment Fund generally may, in its discretion or at the election of the Fund, (i) not satisfy the Fund’s withdrawal request with respect to the portion of such investment’s assets represented by illiquid investments until the disposition of those illiquid investments, (ii) satisfy the Fund’s withdrawal request with an in-kind distribution of illiquid investments (either directly or through an in-kind distribution of interests in a special purpose vehicle or other investment vehicle (collectively, “SPVs”) established to hold such illiquid investments), or (iii) in some cases, satisfy the withdrawal amount by valuing illiquid investments at the lower of cost or market or otherwise in the sole discretion of the applicable Underlying Manager. If the Fund receives distributions in-kind from an investment, the Fund may incur additional costs and risks to dispose of such assets. In addition, certain Investment Funds may require maintenance of investment minimums and/or have holding periods and/or other withdrawal provisions more restrictive than those of the Fund. These may include, but are not limited to, lock-ups, “side pockets,” withdrawal “gates” and fees, suspensions and delays of withdrawals and other similar limitations. See “Special Risks of Fund of Funds Structure — Liquidity Constraints of Investment Funds.”

Recent Market Circumstances

The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Government Intervention in Financial Markets Risk

The instability in the financial markets in the recent past led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Current market conditions could lead to further such actions. See “Recent Market Circumstances.” U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares

The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

Special Risks of Fund of Funds Structure

No Registration.    Private investment Funds generally will not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Investment Funds. In addition, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisers to monitor whether holdings of the Investment Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Closed-End Funds.    The Fund may invest in Investment Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Business Development Companies.    A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

Exchange-Traded Funds and Other Investment Companies.    The Fund may invest in shares of both open- or closed-end investment companies (including money market funds, single country funds, and ETFs of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investments. Investing in another pooled vehicle exposes the Trust to all the risks of that pooled vehicle.

Among the types of investment companies in which the Trust may invest are exchange-traded funds (“ETFs”). Index ETFs are open-end management investment companies that seek to provide investment results that correspond generally to the price and yield performance of a specified index (Index Fund). Individual investments in ETFs generally are not redeemable. However, large quantities of ETF shares known as “Creation Units” are redeemable from the ETF. The liquidity of smaller holdings of ETF shares will depend upon the existence of a secondary market.

ETFs also carry the risk that the price the Trust pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Trust may invest may be leveraged, which would increase the volatility of the value of the Fund’s Shares.

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Most of the Investment Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to an Investment Fund with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Investment Funds will range from 1.0% to 2.0% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 15% to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently.    The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Investment Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Investment Funds selected by the Investment Sub-Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Investment Funds.    Since the Fund may make additional investments in or affect withdrawals from an Investment Fund only at certain times pursuant to limitations set forth in the governing documents of the Investment Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Investment Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Investment Funds may, as a result, limit the Fund’s ability to repurchase Shares. For example, many Investment Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Shares will be withdrawals from Investment Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Shares for repurchase.

Valuation of Investment Funds.    The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations calculated by the Administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Investment Funds or their respective administrators. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers, neither the Advisers nor the Administrator can confirm or review the accuracy of valuations provided by Investment Funds or their administrators. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund’s investments, including valuation determinations with respect to the Investment Funds. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Advisers generally will consider whether the Investment Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Investment Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Investment Funds are completed.

High Portfolio Turnover.    The Fund’s activities involve investment in the Investment Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Investment Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification of Investment Funds.    The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Investment Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Investment Funds.

Investments in Non-Voting Securities.    In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Investment Adviser. To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular Investment

Fund (for example, to facilitate investment in small Investment Funds determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Investment Fund. Rights may not be waived or contractually limited for an Investment Fund that does not provide an ongoing ability for follow-on investment, such as an Investment Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Adviser to invest in certain Investment Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Investment Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Investment Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Investment Fund. In these circumstances, transactions between the Fund and an Investment Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Control Over Underlying Managers.    The Fund will invest in Investment Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

Risks Inherent in Investments

The success of the Fund is dependent on the performance of the Investments. The Investment Funds and the Direct Investments will be subject to many of the risks described above with respect to the Fund, as well as many other risks generally applicable to such Investment Funds, including but not limited to the ability of the Sub-Adviser and the Underlying Managers of the Investment Funds to identify and execute successful investment opportunities, the ability of the Investment Sub-Adviser and the Investment Funds to liquidate their respective investments in a profitable fashion, the success of the Investment Sub-Adviser and the Investment Funds at attracting and retaining key personnel, regulatory and enforcement litigation, and general economic conditions, among other factors. Each Investment Fund and Direct Investment will also be subject to risks specific to the investment activities it will seek to undertake and of any particular industry or market sector in which it will carry out such investment activities. Certain risks relating to the Investment Funds and Direct Investments are summarized below.

Venture Capital Investments.

The Fund may invest in Investment Funds devoted to early stage venture capital investments or make Direct Investments in such companies, which is a segment of the venture capital business with the highest degree of investment risk. Typically, such companies have no operating history, unproven technology, untested management, and unknown future capital requirements. These companies often face intense competition, often from established companies with much greater financial, manufacturing and technical resources, more marketing and service capabilities, and a greater number of qualified personnel. To the extent there is a public market for the securities of these companies, they may be subject to abrupt and erratic market price movements. The Fund’s direct or indirect investments in such companies will be highly speculative and may result in the loss of the Fund’s capital in respect of such Investments. There can be no assurance that any such losses will be offset by gains (if any) realized in other investments of the Fund. Accordingly, Shareholders may lose all of the monies invested in such Investments by the Fund.

Buyout Investments

The Fund may invest in Investment Funds that participate in buyout transactions or make Direct Investments in such transactions. Buyout transactions are similar to start-ups in that they result in new, untested enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Equity Securities

The equity securities in which an Investment Fund may invest may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. There may be no absolute restrictions in regard to the size or operating experience of the companies in which an Investment Fund may invest (and relatively small companies may lack management depth or the ability to generate internally, or obtain externally, the funds necessary for growth and companies with new products or services could sustain significant losses if projected markets do not materialize).

Risks of Investments in Distressed Credit

The Direct Investments and the Investment Funds may be subject to all the risks inherent in investing in distressed credit, which risks may be increased by the use of leverage. These risks include liquidity risk, general macroeconomic, microeconomic and local economic risk associated with an industry or asset class, fluctuations in valuations of a company, asset, operating business or real estate values, the financial resources of the company, the ability of the company or asset to obtain financing or extend its financing. Such risks also include fluctuations in cost of operating the asset or company which could adversely affect the value of the assets as well as the ability for a management team to optimally or effectively operate or manage the asset or company or control the costs associated with operating or managing the asset or company. The Fund and the Investment Funds’ investment objectives may not be realized and significant principal loss may be incurred in the event that the above risks lead to a deterioration of the asset or company. The Investment Funds and the Fund may have to advance funds to protect an investment, forgo the receipt of interest income on debt investments, or may be required to dispose of investments on disadvantageous terms if necessary to raise needed funds.

Distressed Securities and Loans

The Fund may make Direct Investments in or invest in Investment Funds that invest in securities and loans issued by companies in weak and/or deteriorating financial condition, experiencing poor operating results, needing substantial capital investment, perhaps having negative net worth, facing special competitive or product obsolescence problems or involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks, which are often heightened by an inability to obtain reliable information about the issuers. Such investments can result in significant or even total losses. In addition, the markets for distressed and high-yield securities are at times illiquid.

The Fund or the Investment Fund may also invest in Investments that are mezzanine securities. While mezzanine securities are typically senior to common stock and other equity securities in a company’s capital structure, they may be subordinate to significant amounts of senior debt, and mezzanine securities are generally unsecured.

Special Situations

The Fund may make Direct Investments in or invest in Investment Funds that invest in issuers involved in (or that are the target of) acquisition attempts or tender offers, or issuers involved in work outs, liquidations, spin offs, reorganizations, bankruptcies and similar transactions. In any Investment involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund or the Investment Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund or the Investment Fund may be required to sell the Investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled issuers in whom the Fund or an Investment Fund may invest, there is a potential risk of loss by the Fund and such Investment Fund of their entire Investment in such issuers.

Leverage

The Investment Funds may acquire assets subject to existing financing or may obtain new financing and may incur secured or unsecured indebtedness at the asset level and/or the Investment Fund level, subject to any restrictions set forth in the Investment Funds’ governing documents. In addition, the Investment Funds, or subsidiaries thereof, may obtain a subscription facility to finance investments, which may be secured by a pledge of the unfunded commitments to an Investment Fund.

As a result of dislocations in the credit markets, it may be difficult or impossible for the Investment Funds to obtain financing on terms that the Underlying Managers would otherwise deem favorable. Further, the state of the credit markets may limit the amount of leverage available to the Investment Funds to finance investments, which may, in turn, have a material adverse effect on the Investment Funds’ ability to achieve their targeted rates of return. The Investment Funds may take advantage of those opportunities where sellers of assets offer favorable financing terms to entice buyers. Although such financing opportunities have been available in the past, no assurances can be given that such financing opportunities will continue to be available. If borrowed funds are not then available or are not then available on favorable terms, the Investment Funds may not have the working capital which they require to conduct operations as anticipated, or may not have the capital needed to participate in attractive investment opportunities.

Should an Investment Fund obtain substantial leverage, such leverage will increase the Investment Fund’s exposure to adverse economic factors, such as significantly rising interest rates, severe economic downturns, further real estate downturns or deteriorations in the condition of its investments or one or more geographic markets in which Investments are located. In the event the investments are unable to generate sufficient cash flow to meet principal and interest payments on an Investment Fund’s indebtedness, as well as pay other operating expenses of the Investment Fund (most of which will be fixed in nature), the Investment Fund’s return on its investments would likely be significantly reduced or even eliminated. Moreover, the presence of debt creates significant additional risks, such as: (i) lending institutions may have rights to participate in certain decisions relating to the management of an Investment Fund or its investments; (ii) financial obligations of an Investment Fund will have to be repaid before its investors (including the Fund) will be able to receive a return, if any; and (iii) cash flow from operations may be insufficient to pay an Investment Fund’s debt service, potentially resulting in capital calls being made on the Fund or foreclosure on the collateral given by the Investment Fund to secure its obligations under such debt. Any inability of an Investment Fund to repay such borrowings could result in a reduction or complete loss of the Shareholders’ investments in the Fund.

Hedging Transactions

The Fund or an Investment Fund may from time to time purchase or sell various financial instruments designed to mitigate risk associated with its investments, including forwards, swaps or options on currencies or interest rates, securities and indices. When determining whether a hedging transaction is appropriate, it is expected that the Sub-Adviser and the Investment Funds will take currency risks, interest rate risks and specific credit risks into particular consideration. However, it is generally impossible to fully hedge an investment given the uncertainty as to the amount and timing of projected cash flows and investment returns, if any, on the investments. Conversely, at times the Sub-Adviser or a Underlying Manager may believe that it is not advisable to enter into hedging transactions and instead elect to remain unhedged against particular types of risks that in other cases the Fund or the Investment Fund may hedge against, or the Sub-Adviser or an Underlying Manager may determine not to engage in hedging transactions at all. Accordingly, the Fund and Investment Funds may be exposed to fluctuations in interest rates or currencies and other market conditions.

The success of any hedging transactions will be subject to the Sub-Adviser and the Underlying Manager’s ability to predict correlations between the value of the Fund and the Investment Fund’s assets, respectively, the value, composition and timing of income generated by the Fund and Investment Fund’s assets and the direction of currency exchange rates, interest rates and securities prices and similar matters. Therefore, while the Fund and the Investment Funds may enter into hedging transactions to seek to reduce actual and/or perceived risks, unanticipated changes in values, compositions and/or timing may result in a worse overall performance for the Fund and the Investment Funds than if they had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary, potentially leaving the Fund or an Investment Fund with exposure to all or a portion of the risks being hedged.

Lending Risk

The Fund and the Investment Funds may invest in loans that a face exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain loans tend to reflect individual corporate developments to a greater extent than do higher rated loans, which react primarily to fluctuations in the general level of interest rates. It is highly likely that a major economic recession could have a materially adverse impact on the value of such investments. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of the loans. Loans involve the risk that the obligor either cannot or will not fulfill its obligations under the terms of the loan documents. In evaluating credit risk, the Sub-Adviser and the Underlying Managers will often rely upon information provided by the obligor, which may be materially inaccurate or fraudulent. Any actual default, or any circumstance that increases the possibility of such a default, could have a material adverse effect on the Fund or an Investment Fund.

Risks of Investment in Real Estate Funds

The Fund may make Direct Investments in securities that provide exposure to real estate assets, or invest in Investment Funds that invest in real estate. These Investments are subject to all the risks inherent in investing in private equity, private equity-related or real estate and real estate-related investments, which risks may be increased by the use of leverage. These risks include liquidity risk, general macroeconomic, microeconomic and local economic risk associated with an industry or asset class, fluctuations in valuations of a company, asset, operating business or real estate values, the financial resources of the company or for real estate the tenants, vacancies, rent strikes, changes in tax, zoning, building, environmental and other applicable laws, rent control laws, real property tax rates, changes in interest rates and the availability of mortgage funds; the ability of the company or asset to obtain financing or extend its financing. Such risks also include fluctuations in occupancy rates, rent schedules and operating expenses, or cost of operating the asset or company which could adversely affect the value of the properties as well as the ability for a management team to optimally or effectively operate or manage the asset or company or control the costs associated with operating or managing the asset or company. There can be no assurance of profitable operations for any private equity investment or real estate property or the repayment of any debt investment. The cost of operating a property may exceed the rental income or cash flow it generates, and the Fund and the Investment Fund may have to advance funds to protect an equity investment, forgo the receipt of interest income on debt investments, or may be required to dispose of investments on disadvantageous terms if necessary to raise needed funds. Because real estate, like many other types of long-term investments, historically has experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of real property interests. In addition, general economic conditions in the United States and abroad, as well as conditions of domestic and international financial markets, may adversely affect operations of real estate Investment Funds. In addition, investments in real property may result in the Fund being treated as a U.S. real property holding corporation, which may affect the tax liabilities of non-U.S. investors. See “TAXES.”

Concentration of Investments

There are no limitations imposed by the Investment Adviser or Sub-Adviser as to the amount of Fund assets that may be invested in (i) any one Fund Investment, (ii) in other investments managed by a particular Underlying Manager or its affiliates, (iii) indirectly in any single industry or (iv) in any issuer. In addition, an investment portfolio may consist of a limited number of companies and may indirectly be concentrated in a particular industry area or group. The Fund will not knowingly concentrate its assets in any single industry.

Investment Funds generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. It is possible that, at any given time, the assets of Investment Funds in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. Because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Investment Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the Investment Adviser or Investment Sub-Adviser may not be able to determine at any given time whether or the extent to which Investment Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industries and/or individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “CERTAIN TAX CONSIDERATIONS.”

Industry Specific Risks

The Fund may invest from time to time in Investment Funds that focus on a particular industry or sector. There is a chance that there will be particular problems affecting an entire industry. Any fund that concentrates on a particular industry will generally be more volatile than a fund that invests more broadly. The performance of an Investment Fund that invests a substantial portion of its assets in a particular industry/sector will largely depend on the overall condition of such industry.

Foreign Investments

The Fund may invest in Investment Funds that hold portfolio investments outside of the United States. Foreign investments involve certain factors not typically associated with investing in U.S. businesses and securities. For instance, investments in non-U.S. businesses (i) may require government approvals under corporate, securities, exchange-control, non-U.S. investment and other similar laws and regulations, and (ii) may require financing and structuring alternatives and exit strategies that differ substantially from those commonly in use in the U.S. In addition, such risks of non-U.S. investing may include, in general, risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and various foreign currencies in which an Investment Fund’s investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative illiquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (iii) certain economic and political factors, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (iv) the possible imposition of foreign taxes on income and gain recognized with respect to such securities.

Risks Related to Investing in Europe

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. The Fund cannot predict for how long economic conditions will continue to impact the European markets adversely, or to what degree economic conditions will deteriorate further. Any further decline in the performance of national economies or the credit markets in European countries could have a negative impact on general economic and market conditions in Europe and globally. These events could negatively affect the value and liquidity of the Fund’s investments in the Investment Funds.

No Assurances as to Resale of Portfolio Investments.

There can be no assurances that the Fund will be able to sell or otherwise dispose of an Investment at a time that the Sub-Adviser considers to be economically opportune or at all.

Reliance on Underlying Managers

The Fund, Investment Adviser and the Sub-Adviser do not have an active role in the day to day management of the Investment Funds or the assets managed by the Underlying Managers. Moreover, neither the Fund nor the Advisers have the opportunity to evaluate the specific investments made by any Investment Fund prior to the consummation of such investments. While considering an Investment Fund for investment and during the period the Fund holds such an investment, the Sub-Adviser will often have only a limited opportunity to confirm the accuracy of information received from Underlying Managers. Investment Funds may carry their investments at cost or may employ another valuation method that may differ from the fair market value of such investments. Generally, there will be no independent pricing source for interests in Investment Funds. The returns of the Fund depend in part on the performance of these unrelated investment managers over which the Fund has no control and could be adversely affected by the unfavorable performance of one or more Underlying Managers. The Sub-Adviser will attempt to evaluate each Investment Fund based on an analysis of its investment portfolio at the time of investment from available information, criteria such as the performance history of the Investment Funds or other funds managed by such Underlying Managers, and the investment strategies of the Investment Funds. Past performance may not, however, be a reliable indicator of future results, and Underlying Managers, investment management personnel and investment strategies of any Investment Fund in which the Fund invests may change without the consent of the Fund.

Importance of Valuation and Structuring of Acquisitions

The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Investments, which is typically determined by reference to the carrying values most recently reported by the Investment Funds and other available information. The Investment Funds are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuation may not be indicative of current or ultimate realizable values. Moreover, there is no established market for secondary investment or for the privately held portfolio companies in which the Investment Funds may own securities, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of secondary investments may be based on limited information and is subject to inherent uncertainties. Generally, the Fund will not be acquiring interests directly from the issuers thereof, will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges, and expects to hold its secondary investments on a long-term basis. As a result, the performance of the Fund will be adversely affected in the event the valuations assumed by the Sub-Adviser in the course of negotiating acquisitions of investments prove to have been too high. The Fund also may face portfolio sales or other situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.

Diversification Risk

The Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control of Invested Funds

An Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests which could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Accounting Standards

The Investment Funds may make investments in countries where generally accepted accounting standards and practices differ significantly from those practiced in the U.S. The evaluation of potential investments and the ability to perform due diligence may be adversely affected. The financial information appearing on the financial statements of a company operating in one or more European countries may not reflect its financial position or results of operations in the way they would be reflected if the financial statements had been prepared in accordance with accounting principles generally accepted in the U.S.

Lack of Control Over Investments

An Investment Fund may hold minority or non-controlling interests in a number of its private equity or real estate investments. Accordingly, the Investment Funds may be unable to exercise control over their investments, and the shareholders with the controlling interests in such investments may be able to take actions, which adversely affect the value of the investment or the Fund’s interest therein.

Risks Related to Underlying Managers

Competition for Investment Opportunities

Numerous investors will be competing with the Investment Funds for desirable investment opportunities. Because of this competition, the Investment Funds might not be able to participate in attractive investments that would otherwise be available to them. In addition, competition for investments also tends to increase the pre-money value of prospective issuers of portfolio securities, which may adversely affect investment returns.

Difficulty of Locating Suitable Investments

Although it is anticipated that the principals of the Underlying Managers have been successful in identifying attractive and opportune investments in the past, the Investment Funds may be unable to find a sufficient number of attractive opportunities to meet its investment objectives or fully invest their committed capital.

General Private Investment Risks

Many of the investments by Investment Funds will involve private securities and, therefore, may include significant risks not otherwise present in public market investments. The Investment Funds’ investments may involve highly speculative investment techniques, including highly concentrated portfolios, investments in unproven technologies, less-developed companies, control positions and illiquid investments.

In connection with the disposition of an investment in private securities, an Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. The Investment Fund also may be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate. These arrangements may result in the incurrence of contingent liabilities that may ultimately yield funding obligations that must be satisfied by the investors of the Investment Fund, including the Fund, to the extent of distributions made to such investors.

No Control over Issuers of Portfolio Securities of Investment Funds

The Investment Funds may from time to time acquire substantial positions in the securities of particular issuers. Nevertheless, the Fund will likely not obtain or seek to obtain representation on the board of directors of any issuer of securities held by any Investment Fund. Therefore, the success of each investment made by an Investment Fund will largely depend on the ability and success of the management of the issuers of such securities in addition to economic and market factors.

Limited Liquidity of Investments

The Investment Funds will likely purchase restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of securities of similar companies that are publicly traded. No assurance can be given that a public market for securities held by the Investment

Funds will develop. It is highly speculative whether and when an issuer will be able to register its securities with any governmental securities authority (such as the SEC) so that they become eligible for trading in public markets. In many cases, investments in privately held companies will be long-term in nature and may require many years from the date of initial investment before disposition.

The Fund will acquire privately offered interests in Investment Funds. Such interests have not been registered under foreign or U.S. securities laws and, as a result, are not readily transferable. Withdrawals from those Investment Funds are also usually severely restricted. Consequently, the Fund may be unable to liquidate readily its interests in such Investment Funds.

Time Required for Maturity of Investments

The Sub-Adviser anticipates that significant time will generally be required before an investment made by an Investment Fund will reach a state of maturity such that a disposition of outstanding securities can be considered, and frequently require even longer periods before such disposition can occur. It is unlikely that any significant distributions generated from dividends received from, or disposition or liquidation of, an Investment Fund’s investments will be made until the later years of the term of the Fund, if at all. The Advisers can offer no assurance that Shareholders will realize a return with respect to their investments in the Fund within a reasonable time, or at all.

Third-Party Involvement; Non-Control Investments

The Investment Funds may co-invest with third parties through partnerships, joint ventures or other entities. Risks of such joint investments by the Investment Funds may include the existence of inconsistent economic or business goals with the third-party partner. Furthermore, the Investment Funds may be subject to liability for the actions of their third-party partners. The Investment Funds may make investments too small to permit the Underlying Managers of the Investment Funds to exercise control over the issuers of the portfolio securities held by such Investment Funds. The performance of such investments will be subject in large part to the expertise and ability of the parties exercising control over such investments and the Investment Funds’ investment would be subject to the investment objective of such parties.

Expedited Transactions

Investment analyses and decisions by an Underlying Manager may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Underlying Manager at the time an investment decision is made may be limited, and the Underlying Manager may not have access to detailed information regarding the investment. Therefore, no assurance can be made that the Underlying Manager will have knowledge of all circumstances that may adversely affect an investment.

Litigation

Litigation can and does occur in the ordinary course of the management of an investment portfolio of securities. An Investment Fund may be engaged in litigation both as a plaintiff and as a defendant. This risk is somewhat greater where an Investment Fund exercises control or significant influence over the direction of a portfolio investment or portfolio company, including as a result of board or advisory committee participation. Such litigation can arise as a result of issuer default, issuer bankruptcies and/or other reasons. In certain cases, such issuers may bring claims and/or counterclaims against an Investment Fund, its Underlying Manager and/or their respective principals and affiliates alleging violations of securities laws and other typical issuer claims and counterclaims seeking significant damages. The expense of defending against claims made against an Investment Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Investment Fund to the extent that (i) the Investment Fund has not been able to protect itself through indemnification or other rights against the portfolio companies, (ii) the Investment Fund is not entitled to such protections or (iii) the portfolio company is not solvent. An Investment Fund’s Underlying Manager and others may be indemnified by the Investment Fund, as noted above, in connection with such litigation, subject to certain conditions.

Liquidity Risk

An investment in the Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid. Unlike traditional listed closed-end funds, the Fund has not listed the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares unless they are listed on a securities exchange, if at all. Even if a secondary market develops, there can be no assurances that such a market will be efficient. In addition, although the Fund will conduct quarterly repurchase offers of its Shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

An investment in Shares is not suitable for investors who need access to the money they invest in the short term or within a specified timeframe. Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option (other than pursuant to the Fund’s repurchase policy, as defined herein). The NAV of the Shares may be volatile. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly the Fund performs. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products.

The Fund’s investments are also subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Illiquid Investment Risk

The Fund will invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.

Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from private Investment Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many private Investment Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some private Investment Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the private Investment Funds may withdraw on any single withdrawal date, and (iii) the private Investment Funds portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.

In addition, the Fund’s interests in the private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a private Investment Funds pursuant to limited withdrawal rights. Some private Investment Funds also may suspend the repurchase rights of their shareholders, including the Fund, from time to time. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the private Investment Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the private Investment Funds. Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a private Investment Funds, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Repurchase Policy Risk

Repurchases of Shares will reduce the amount of outstanding Shares and, thus, the Fund’s net assets. To the extent that additional Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Investment Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Investment Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to the Fund as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES” below for additional information on, and the risks associated with, the Fund’s repurchase policy.

Valuation Risk

The value of the Fund’s investments will be difficult to ascertain and the valuations provided in respect of the Fund’s Investment Funds and other private securities will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuation of publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Investment Funds and other private securities are not publicly traded and the Fund will depend on appraisers, service providers and Underlying Managers to provide a valuation, or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a private Investment Fund, as provided by an Underlying Manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.

For information about the value of the Fund’s investment in private Investment Funds, the Investment Adviser will be dependent on information provided by the private Investment Funds, including quarterly unaudited financial statements which, if inaccurate, could adversely affect the Investment Adviser’s ability to value accurately the Fund’s Shares. The Investment Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Investment Adviser’s compensation.

If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Investment Adviser if the gross asset value of the Fund is overstated.

As a result, the NAV of the Fund, as determined based on the fair value of its investments in private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the private Investment Funds. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a private Investment Fund, resulting in a dilution of the value of the Shares of shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders. The Investment Adviser will attempt to resolve any conflicts between valuations assigned by an Underlying Manager and fair value as determined by the Investment Adviser by seeking information from the Underlying Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment. Shareholders in the Fund have no individual right to receive information about the private Investment Funds or the Underling Managers, will not be shareholders in the private Investment Funds, and will have no rights with respect to or standing or recourse against the private Investment Funds, Underlying Managers or any of their respective affiliates. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund’s investments, including valuation determinations with respect to the private Investment Funds. In no event is the Distributor responsible for any errors or inaccuracies with the Fund’s NAV in connection with its distribution of the Fund’s Shares or in connection with any other purpose.

Legislation and Regulatory Risk

At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the assets in which the Fund or the Investment Funds invest. Legislation or regulation may also change the way in which the Fund or an Investment Fund is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission, the SEC, the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund or the Investment Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives. The Fund and the Investment Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and real assets, the liquidity of the Fund’s investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for the Investment Funds is evolving. Changes in the regulation of registered funds, securities markets, the Investment Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to successfully pursue its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.

AIFM Directive Risks

The Directive 2011/61/EU on Alternative Investment Fund Managers (the “Directive”), broadly, applies to any person or undertaking which provides investment management services to a collective investment undertaking (such person, an “AIF Manager”) and requires, generally that (i) any AIF Manager established or operating in the European Union intending to provide investment management services to an alternative investment vehicle established within or outside the European Union (“AIF”); and (ii) any non-European Union AIF Manager intending to manage an AIF established in the European Union, must be authorized under the Directive, and, in order to be so authorized, comply with certain requirements and meet certain criteria. The Directive imposes new regulatory obligations on authorized AIF Managers in respect of their activities and on the AIFs that they manage.

In addition, the Directive regulates the marketing of AIFs in the European Union. In particular, the Directive restricts the marketing by any non-EU AIF Manager of an AIF to investors in the European Union. A non-EU AIF Manager seeking to market an AIF is required to meet certain criteria and to satisfy additional regulatory requirements, including as to regulatory and investor disclosure. It may not be possible to market an Investment Fund in the European Union, which may result in the Investment Fund not being able to raise expected levels of assets, have an adverse effect on its ability to make investments and/or reduce the Investment Fund’s liquidity. In the event the Investment Fund is marketed in the European Union, compliance with the Directive may increase the Investment Fund’s operating expenses. It is not yet clear to what extent the implementation of the Directive will affect the operation of either the Investment Funds or the Underlying Managers.

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the private Investment Funds in which the Fund is invested. However, private Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Subtitle A, Chapter 1 of the Code. Ultimately this may limit the universe of private Investment Funds in which the Fund can invest. The Fund expects to receive information from each Investment Fund regarding its investment performance on a regular basis.

Private Investment Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed on income from such investments. Because the Fund may not have timely or complete information concerning the amount or sources of such a private Investment Funds income until such income has been earned by the private Investment Funds or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a private Investment Funds that limit utilization of this cure period. Curing a diversification test failure, in certain circumstances, will require the Fund to pay a penalty.

If the Fund were to fail to satisfy any of the RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund must distribute at least 90% of its investment company taxable income for each taxable year of the Fund, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. The Fund will be subject to corporate tax on any undistributed investment company taxable income. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying private Investment Funds. The Fund’s investment in private Investment Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for corporate and excise tax with respect to certain undistributed amounts.

In addition, the Fund invests in private Investment Funds located outside the United States. Such private Investment Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Investment Funds.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of private assets and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements.

Cybersecurity Risk

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

Technology Risk

As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund.

Temporary Defensive Strategies Risk

When the Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Potential Conflicts of Interest Risk

The Investment Adviser, Sub-Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Sub-Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Sub-Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Sub-Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Advisers invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Advisers or result in the Advisers receiving material, non-public information, or the Advisers may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Advisers acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Advisers which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Advisers and their affiliates may provide more services to some types of funds and accounts than others.

The Fund, Investment Adviser, and Sub-Adviser have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Investment Adviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Investment Adviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Investment Adviser may manage or advise from time to time. For further information on potential conflicts of interest, see “Investment Management and Other Services — Conflicts of Interest” in the SAI.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The Fund may establish a credit line to engage in short-term borrowing for a range of purposes, including meeting capital calls of existing underlying Investments or acquiring new Investments. There is no assurance, however, that the Fund will be able to enter into a credit line or that it will be able to timely repay any borrowings under such credit line, which may result in the Fund incurring leverage on its portfolio investments from time to time. The Fund is permitted to borrow money or issue debt securities in an amount up to 33⅓% of its total assets in accordance with the Investment Company Act. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of the Fund. The Fund also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above. See “PRINCIPAL RISK FACTORS — BORROWING, USE OF LEVERAGE.”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under
Class Y Shares	Unlimited	$112,009,569	$50,000
Class I Shares	Unlimited	$0	$0

____________

*        As of August 31, 2024.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History

The Fund is a recently-organized closed-end management investment company that has limited operating history. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s shares could decline substantially and cause you to lose some or all of your investment. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund does. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund. The Fund may lose investment opportunities if it does not match competitors’ pricing, terms, and structure. If the Fund is forced to match competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on investments or may bear substantial risk of capital loss. Many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on the Fund as a registered closed-end management investment company.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “CERTAIN TAX CONSIDERATIONS.”

Lack of Operating History of Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History of Investment Funds

Certain Investment Funds may be newly formed entities that have no operating histories. In such cases, the Investment Sub-Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Fund. Although the Investment Sub-Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Sub-Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Investment Selection [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Selection

The Investment Funds will be selected by the Investment Sub-Adviser based on information provided to it by those Investment Funds and through other sources. Although the Investment Sub-Adviser is expected to evaluate all such information and data and to seek independent corroboration when it considers it appropriate and when it is reasonably available, the Investment Sub-Adviser will not be in a position to confirm the completeness, genuineness or accuracy of such information and data. Information about private Investment Funds and private companies is more difficult to obtain and can be less reliable and more subjective than information about investment companies that are registered with the SEC. Historical performance of the principals of an Underlying Manager is not indicative of the future returns of that Investment Fund.

Dependence on the Advisers and the Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on the Advisers and the Underlying Managers

The Fund’s success depends on the acumen and expertise of the Sub-Adviser in selecting Investment Funds and the acumen and expertise of the Underlying Managers in selecting portfolio securities or other assets in which to invest. In addition, decisions with respect to the management of the Fund will be made by the Advisers. Shareholders have no right or power to take part in the management of the Fund or to select or define the Fund’s investment criteria or decisions. Accordingly, no prospective Shareholder should invest in the Fund unless such Shareholder is willing to entrust all aspects of the management of the Fund to the Advisers. Historical performance of the Advisers and their affiliates is not indicative of the returns that Shareholders may achieve from an investment in the Fund.

Access to Information from Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Information from Underlying Managers

The Investment Sub-Adviser will request detailed information on a continuing basis from each Underlying Manager regarding such Underlying Manager’s historical performance and investment strategies. However, the Investment Sub-Adviser may not always be provided with detailed information regarding all the investments made by an Underlying Manager because certain of this information may be considered proprietary information by the Underlying Manager or the Underlying Manager may otherwise be prevented by agreement with issuers of the applicable securities from providing this information. This potential lack of access to information may make it more difficult for the Investment Sub-Adviser to select, allocate among and evaluate certain Underlying Managers.

Borrowing; Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing; Use of Leverage

The strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets (including such indebtedness). These limits do not apply to the Investment Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds.

Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds Risk

Investments in Investment Funds generally are subject to legal or contractual restrictions on their resale. Certain Investment Funds may not permit voluntary withdrawals or redemptions. To the extent that an Investment Fund permits voluntary withdrawals or redemptions, if the Fund requests a complete or partial withdrawal of its interest in such Investment Fund, the Underlying Manager of such Investment Fund generally may, in its discretion or at the election of the Fund, (i) not satisfy the Fund’s withdrawal request with respect to the portion of such investment’s assets represented by illiquid investments until the disposition of those illiquid investments, (ii) satisfy the Fund’s withdrawal request with an in-kind distribution of illiquid investments (either directly or through an in-kind distribution of interests in a special purpose vehicle or other investment vehicle (collectively, “SPVs”) established to hold such illiquid investments), or (iii) in some cases, satisfy the withdrawal amount by valuing illiquid investments at the lower of cost or market or otherwise in the sole discretion of the applicable Underlying Manager. If the Fund receives distributions in-kind from an investment, the Fund may incur additional costs and risks to dispose of such assets. In addition, certain Investment Funds may require maintenance of investment minimums and/or have holding periods and/or other withdrawal provisions more restrictive than those of the Fund. These may include, but are not limited to, lock-ups, “side pockets,” withdrawal “gates” and fees, suspensions and delays of withdrawals and other similar limitations. See “Special Risks of Fund of Funds Structure — Liquidity Constraints of Investment Funds.”

Recent Market Circumstances [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Circumstances

The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. U.S. or global markets may be adversely affected by uncertainties and events in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, the spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events, which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Intervention in Financial Markets Risk

The instability in the financial markets in the recent past led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Current market conditions could lead to further such actions. See “Recent Market Circumstances.” U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares

The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Substantial Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

Special Risks of Fund of Funds Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Fund of Funds Structure

No Registration.    Private investment Funds generally will not be registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Investment Funds. In addition, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisers to monitor whether holdings of the Investment Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Closed-End Funds.    The Fund may invest in Investment Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Business Development Companies.    A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

Exchange-Traded Funds and Other Investment Companies.    The Fund may invest in shares of both open- or closed-end investment companies (including money market funds, single country funds, and ETFs of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investments. Investing in another pooled vehicle exposes the Trust to all the risks of that pooled vehicle.

Among the types of investment companies in which the Trust may invest are exchange-traded funds (“ETFs”). Index ETFs are open-end management investment companies that seek to provide investment results that correspond generally to the price and yield performance of a specified index (Index Fund). Individual investments in ETFs generally are not redeemable. However, large quantities of ETF shares known as “Creation Units” are redeemable from the ETF. The liquidity of smaller holdings of ETF shares will depend upon the existence of a secondary market.

ETFs also carry the risk that the price the Trust pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Trust may invest may be leveraged, which would increase the volatility of the value of the Fund’s Shares.

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Investment Funds may be limited or unavailable, an investor who meets the conditions imposed by an Investment Fund may be able to invest directly with the Investment Fund. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees and performance-based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses not paid by the Investment Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Investment Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Most of the Investment Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to an Investment Fund with positive performance may receive performance-based compensation from the Investment Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Investment Funds will range from 1.0% to 2.0% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 15% to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently.    The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Investment Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Investment Funds selected by the Investment Sub-Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Investment Funds.    Since the Fund may make additional investments in or affect withdrawals from an Investment Fund only at certain times pursuant to limitations set forth in the governing documents of the Investment Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Investment Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Investment Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders.

Investment Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Shareholders and therefore would seek to dispose of these securities in a manner that is in the best interests of the Fund.

Limitations on the Fund’s ability to withdraw its assets from Investment Funds may, as a result, limit the Fund’s ability to repurchase Shares. For example, many Investment Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Shares will be withdrawals from Investment Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Shares for repurchase.

Valuation of Investment Funds.    The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations calculated by the Administrator, in accordance with valuation procedures approved by the Board and based on information provided by the Investment Funds or their respective administrators. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers, neither the Advisers nor the Administrator can confirm or review the accuracy of valuations provided by Investment Funds or their administrators. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund’s investments, including valuation determinations with respect to the Investment Funds. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Advisers generally will consider whether the Investment Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such an Investment Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of Investment Funds are completed.

High Portfolio Turnover.    The Fund’s activities involve investment in the Investment Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Investment Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Investment Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Indemnification of Investment Funds.    The Underlying Managers often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the Investment Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the Investment Funds.

Investments in Non-Voting Securities.    In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Investment Adviser. To limit its voting interest in certain Investment Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Investment Fund. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular Investment

Fund (for example, to facilitate investment in small Investment Funds determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular Investment Fund. Rights may not be waived or contractually limited for an Investment Fund that does not provide an ongoing ability for follow-on investment, such as an Investment Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Adviser to invest in certain Investment Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Investment Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the Investment Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Investment Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Investment Fund. In these circumstances, transactions between the Fund and an Investment Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Control Over Underlying Managers.    The Fund will invest in Investment Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

Risks Inherent in Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Inherent in Investments

The success of the Fund is dependent on the performance of the Investments. The Investment Funds and the Direct Investments will be subject to many of the risks described above with respect to the Fund, as well as many other risks generally applicable to such Investment Funds, including but not limited to the ability of the Sub-Adviser and the Underlying Managers of the Investment Funds to identify and execute successful investment opportunities, the ability of the Investment Sub-Adviser and the Investment Funds to liquidate their respective investments in a profitable fashion, the success of the Investment Sub-Adviser and the Investment Funds at attracting and retaining key personnel, regulatory and enforcement litigation, and general economic conditions, among other factors. Each Investment Fund and Direct Investment will also be subject to risks specific to the investment activities it will seek to undertake and of any particular industry or market sector in which it will carry out such investment activities. Certain risks relating to the Investment Funds and Direct Investments are summarized below.

Venture Capital Investments.

The Fund may invest in Investment Funds devoted to early stage venture capital investments or make Direct Investments in such companies, which is a segment of the venture capital business with the highest degree of investment risk. Typically, such companies have no operating history, unproven technology, untested management, and unknown future capital requirements. These companies often face intense competition, often from established companies with much greater financial, manufacturing and technical resources, more marketing and service capabilities, and a greater number of qualified personnel. To the extent there is a public market for the securities of these companies, they may be subject to abrupt and erratic market price movements. The Fund’s direct or indirect investments in such companies will be highly speculative and may result in the loss of the Fund’s capital in respect of such Investments. There can be no assurance that any such losses will be offset by gains (if any) realized in other investments of the Fund. Accordingly, Shareholders may lose all of the monies invested in such Investments by the Fund.

Buyout Investments

The Fund may invest in Investment Funds that participate in buyout transactions or make Direct Investments in such transactions. Buyout transactions are similar to start-ups in that they result in new, untested enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Equity Securities

The equity securities in which an Investment Fund may invest may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. There may be no absolute restrictions in regard to the size or operating experience of the companies in which an Investment Fund may invest (and relatively small companies may lack management depth or the ability to generate internally, or obtain externally, the funds necessary for growth and companies with new products or services could sustain significant losses if projected markets do not materialize).

Risks of Investments in Distressed Credit

The Direct Investments and the Investment Funds may be subject to all the risks inherent in investing in distressed credit, which risks may be increased by the use of leverage. These risks include liquidity risk, general macroeconomic, microeconomic and local economic risk associated with an industry or asset class, fluctuations in valuations of a company, asset, operating business or real estate values, the financial resources of the company, the ability of the company or asset to obtain financing or extend its financing. Such risks also include fluctuations in cost of operating the asset or company which could adversely affect the value of the assets as well as the ability for a management team to optimally or effectively operate or manage the asset or company or control the costs associated with operating or managing the asset or company. The Fund and the Investment Funds’ investment objectives may not be realized and significant principal loss may be incurred in the event that the above risks lead to a deterioration of the asset or company. The Investment Funds and the Fund may have to advance funds to protect an investment, forgo the receipt of interest income on debt investments, or may be required to dispose of investments on disadvantageous terms if necessary to raise needed funds.

Distressed Securities and Loans

The Fund may make Direct Investments in or invest in Investment Funds that invest in securities and loans issued by companies in weak and/or deteriorating financial condition, experiencing poor operating results, needing substantial capital investment, perhaps having negative net worth, facing special competitive or product obsolescence problems or involved in bankruptcy or reorganization proceedings. Investments of this type may involve substantial financial and business risks, which are often heightened by an inability to obtain reliable information about the issuers. Such investments can result in significant or even total losses. In addition, the markets for distressed and high-yield securities are at times illiquid.

The Fund or the Investment Fund may also invest in Investments that are mezzanine securities. While mezzanine securities are typically senior to common stock and other equity securities in a company’s capital structure, they may be subordinate to significant amounts of senior debt, and mezzanine securities are generally unsecured.

Special Situations

The Fund may make Direct Investments in or invest in Investment Funds that invest in issuers involved in (or that are the target of) acquisition attempts or tender offers, or issuers involved in work outs, liquidations, spin offs, reorganizations, bankruptcies and similar transactions. In any Investment involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund or the Investment Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund or the Investment Fund may be required to sell the Investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled issuers in whom the Fund or an Investment Fund may invest, there is a potential risk of loss by the Fund and such Investment Fund of their entire Investment in such issuers.

Leverage

The Investment Funds may acquire assets subject to existing financing or may obtain new financing and may incur secured or unsecured indebtedness at the asset level and/or the Investment Fund level, subject to any restrictions set forth in the Investment Funds’ governing documents. In addition, the Investment Funds, or subsidiaries thereof, may obtain a subscription facility to finance investments, which may be secured by a pledge of the unfunded commitments to an Investment Fund.

As a result of dislocations in the credit markets, it may be difficult or impossible for the Investment Funds to obtain financing on terms that the Underlying Managers would otherwise deem favorable. Further, the state of the credit markets may limit the amount of leverage available to the Investment Funds to finance investments, which may, in turn, have a material adverse effect on the Investment Funds’ ability to achieve their targeted rates of return. The Investment Funds may take advantage of those opportunities where sellers of assets offer favorable financing terms to entice buyers. Although such financing opportunities have been available in the past, no assurances can be given that such financing opportunities will continue to be available. If borrowed funds are not then available or are not then available on favorable terms, the Investment Funds may not have the working capital which they require to conduct operations as anticipated, or may not have the capital needed to participate in attractive investment opportunities.

Should an Investment Fund obtain substantial leverage, such leverage will increase the Investment Fund’s exposure to adverse economic factors, such as significantly rising interest rates, severe economic downturns, further real estate downturns or deteriorations in the condition of its investments or one or more geographic markets in which Investments are located. In the event the investments are unable to generate sufficient cash flow to meet principal and interest payments on an Investment Fund’s indebtedness, as well as pay other operating expenses of the Investment Fund (most of which will be fixed in nature), the Investment Fund’s return on its investments would likely be significantly reduced or even eliminated. Moreover, the presence of debt creates significant additional risks, such as: (i) lending institutions may have rights to participate in certain decisions relating to the management of an Investment Fund or its investments; (ii) financial obligations of an Investment Fund will have to be repaid before its investors (including the Fund) will be able to receive a return, if any; and (iii) cash flow from operations may be insufficient to pay an Investment Fund’s debt service, potentially resulting in capital calls being made on the Fund or foreclosure on the collateral given by the Investment Fund to secure its obligations under such debt. Any inability of an Investment Fund to repay such borrowings could result in a reduction or complete loss of the Shareholders’ investments in the Fund.

Hedging Transactions

The Fund or an Investment Fund may from time to time purchase or sell various financial instruments designed to mitigate risk associated with its investments, including forwards, swaps or options on currencies or interest rates, securities and indices. When determining whether a hedging transaction is appropriate, it is expected that the Sub-Adviser and the Investment Funds will take currency risks, interest rate risks and specific credit risks into particular consideration. However, it is generally impossible to fully hedge an investment given the uncertainty as to the amount and timing of projected cash flows and investment returns, if any, on the investments. Conversely, at times the Sub-Adviser or a Underlying Manager may believe that it is not advisable to enter into hedging transactions and instead elect to remain unhedged against particular types of risks that in other cases the Fund or the Investment Fund may hedge against, or the Sub-Adviser or an Underlying Manager may determine not to engage in hedging transactions at all. Accordingly, the Fund and Investment Funds may be exposed to fluctuations in interest rates or currencies and other market conditions.

The success of any hedging transactions will be subject to the Sub-Adviser and the Underlying Manager’s ability to predict correlations between the value of the Fund and the Investment Fund’s assets, respectively, the value, composition and timing of income generated by the Fund and Investment Fund’s assets and the direction of currency exchange rates, interest rates and securities prices and similar matters. Therefore, while the Fund and the Investment Funds may enter into hedging transactions to seek to reduce actual and/or perceived risks, unanticipated changes in values, compositions and/or timing may result in a worse overall performance for the Fund and the Investment Funds than if they had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary, potentially leaving the Fund or an Investment Fund with exposure to all or a portion of the risks being hedged.

Lending Risk

The Fund and the Investment Funds may invest in loans that a face exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain loans tend to reflect individual corporate developments to a greater extent than do higher rated loans, which react primarily to fluctuations in the general level of interest rates. It is highly likely that a major economic recession could have a materially adverse impact on the value of such investments. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of the loans. Loans involve the risk that the obligor either cannot or will not fulfill its obligations under the terms of the loan documents. In evaluating credit risk, the Sub-Adviser and the Underlying Managers will often rely upon information provided by the obligor, which may be materially inaccurate or fraudulent. Any actual default, or any circumstance that increases the possibility of such a default, could have a material adverse effect on the Fund or an Investment Fund.

Risks of Investment in Real Estate Funds

The Fund may make Direct Investments in securities that provide exposure to real estate assets, or invest in Investment Funds that invest in real estate. These Investments are subject to all the risks inherent in investing in private equity, private equity-related or real estate and real estate-related investments, which risks may be increased by the use of leverage. These risks include liquidity risk, general macroeconomic, microeconomic and local economic risk associated with an industry or asset class, fluctuations in valuations of a company, asset, operating business or real estate values, the financial resources of the company or for real estate the tenants, vacancies, rent strikes, changes in tax, zoning, building, environmental and other applicable laws, rent control laws, real property tax rates, changes in interest rates and the availability of mortgage funds; the ability of the company or asset to obtain financing or extend its financing. Such risks also include fluctuations in occupancy rates, rent schedules and operating expenses, or cost of operating the asset or company which could adversely affect the value of the properties as well as the ability for a management team to optimally or effectively operate or manage the asset or company or control the costs associated with operating or managing the asset or company. There can be no assurance of profitable operations for any private equity investment or real estate property or the repayment of any debt investment. The cost of operating a property may exceed the rental income or cash flow it generates, and the Fund and the Investment Fund may have to advance funds to protect an equity investment, forgo the receipt of interest income on debt investments, or may be required to dispose of investments on disadvantageous terms if necessary to raise needed funds. Because real estate, like many other types of long-term investments, historically has experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of real property interests. In addition, general economic conditions in the United States and abroad, as well as conditions of domestic and international financial markets, may adversely affect operations of real estate Investment Funds. In addition, investments in real property may result in the Fund being treated as a U.S. real property holding corporation, which may affect the tax liabilities of non-U.S. investors. See “TAXES.”

Concentration of Investments

There are no limitations imposed by the Investment Adviser or Sub-Adviser as to the amount of Fund assets that may be invested in (i) any one Fund Investment, (ii) in other investments managed by a particular Underlying Manager or its affiliates, (iii) indirectly in any single industry or (iv) in any issuer. In addition, an investment portfolio may consist of a limited number of companies and may indirectly be concentrated in a particular industry area or group. The Fund will not knowingly concentrate its assets in any single industry.

Investment Funds generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. It is possible that, at any given time, the assets of Investment Funds in which the Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. Because these circumstances may arise, the Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Investment Funds are not generally required to provide current information regarding their investments to their investors (including the Fund). Thus, the Fund and the Investment Adviser or Investment Sub-Adviser may not be able to determine at any given time whether or the extent to which Investment Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industries and/or individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “CERTAIN TAX CONSIDERATIONS.”

Industry Specific Risks

The Fund may invest from time to time in Investment Funds that focus on a particular industry or sector. There is a chance that there will be particular problems affecting an entire industry. Any fund that concentrates on a particular industry will generally be more volatile than a fund that invests more broadly. The performance of an Investment Fund that invests a substantial portion of its assets in a particular industry/sector will largely depend on the overall condition of such industry.

Foreign Investments

The Fund may invest in Investment Funds that hold portfolio investments outside of the United States. Foreign investments involve certain factors not typically associated with investing in U.S. businesses and securities. For instance, investments in non-U.S. businesses (i) may require government approvals under corporate, securities, exchange-control, non-U.S. investment and other similar laws and regulations, and (ii) may require financing and structuring alternatives and exit strategies that differ substantially from those commonly in use in the U.S. In addition, such risks of non-U.S. investing may include, in general, risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and various foreign currencies in which an Investment Fund’s investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including potential price volatility in and relative illiquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (iii) certain economic and political factors, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (iv) the possible imposition of foreign taxes on income and gain recognized with respect to such securities.

Risks Related to Investing in Europe

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. The Fund cannot predict for how long economic conditions will continue to impact the European markets adversely, or to what degree economic conditions will deteriorate further. Any further decline in the performance of national economies or the credit markets in European countries could have a negative impact on general economic and market conditions in Europe and globally. These events could negatively affect the value and liquidity of the Fund’s investments in the Investment Funds.

No Assurances as to Resale of Portfolio Investments.

There can be no assurances that the Fund will be able to sell or otherwise dispose of an Investment at a time that the Sub-Adviser considers to be economically opportune or at all.

Reliance on Underlying Managers

The Fund, Investment Adviser and the Sub-Adviser do not have an active role in the day to day management of the Investment Funds or the assets managed by the Underlying Managers. Moreover, neither the Fund nor the Advisers have the opportunity to evaluate the specific investments made by any Investment Fund prior to the consummation of such investments. While considering an Investment Fund for investment and during the period the Fund holds such an investment, the Sub-Adviser will often have only a limited opportunity to confirm the accuracy of information received from Underlying Managers. Investment Funds may carry their investments at cost or may employ another valuation method that may differ from the fair market value of such investments. Generally, there will be no independent pricing source for interests in Investment Funds. The returns of the Fund depend in part on the performance of these unrelated investment managers over which the Fund has no control and could be adversely affected by the unfavorable performance of one or more Underlying Managers. The Sub-Adviser will attempt to evaluate each Investment Fund based on an analysis of its investment portfolio at the time of investment from available information, criteria such as the performance history of the Investment Funds or other funds managed by such Underlying Managers, and the investment strategies of the Investment Funds. Past performance may not, however, be a reliable indicator of future results, and Underlying Managers, investment management personnel and investment strategies of any Investment Fund in which the Fund invests may change without the consent of the Fund.

Importance of Valuation and Structuring of Acquisitions

The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its Investments, which is typically determined by reference to the carrying values most recently reported by the Investment Funds and other available information. The Investment Funds are not generally obligated to update any valuations in connection with a transfer of interests on a secondary basis, and such valuation may not be indicative of current or ultimate realizable values. Moreover, there is no established market for secondary investment or for the privately held portfolio companies in which the Investment Funds may own securities, and there may not be any comparable companies for which public market valuations exist. As a result, the valuation of secondary investments may be based on limited information and is subject to inherent uncertainties. Generally, the Fund will not be acquiring interests directly from the issuers thereof, will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges, and expects to hold its secondary investments on a long-term basis. As a result, the performance of the Fund will be adversely affected in the event the valuations assumed by the Sub-Adviser in the course of negotiating acquisitions of investments prove to have been too high. The Fund also may face portfolio sales or other situations where, in order to make investments considered desirable, the Fund is required to make other investments considered less desirable or for which it is less comfortable with the estimated valuations.

Diversification Risk

The Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control of Invested Funds

An Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests which could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Accounting Standards

The Investment Funds may make investments in countries where generally accepted accounting standards and practices differ significantly from those practiced in the U.S. The evaluation of potential investments and the ability to perform due diligence may be adversely affected. The financial information appearing on the financial statements of a company operating in one or more European countries may not reflect its financial position or results of operations in the way they would be reflected if the financial statements had been prepared in accordance with accounting principles generally accepted in the U.S.

Lack of Control Over Investments

An Investment Fund may hold minority or non-controlling interests in a number of its private equity or real estate investments. Accordingly, the Investment Funds may be unable to exercise control over their investments, and the shareholders with the controlling interests in such investments may be able to take actions, which adversely affect the value of the investment or the Fund’s interest therein.

Risks Related to Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Underlying Managers

Competition for Investment Opportunities

Numerous investors will be competing with the Investment Funds for desirable investment opportunities. Because of this competition, the Investment Funds might not be able to participate in attractive investments that would otherwise be available to them. In addition, competition for investments also tends to increase the pre-money value of prospective issuers of portfolio securities, which may adversely affect investment returns.

Difficulty of Locating Suitable Investments

Although it is anticipated that the principals of the Underlying Managers have been successful in identifying attractive and opportune investments in the past, the Investment Funds may be unable to find a sufficient number of attractive opportunities to meet its investment objectives or fully invest their committed capital.

General Private Investment Risks

Many of the investments by Investment Funds will involve private securities and, therefore, may include significant risks not otherwise present in public market investments. The Investment Funds’ investments may involve highly speculative investment techniques, including highly concentrated portfolios, investments in unproven technologies, less-developed companies, control positions and illiquid investments.

In connection with the disposition of an investment in private securities, an Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. The Investment Fund also may be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate. These arrangements may result in the incurrence of contingent liabilities that may ultimately yield funding obligations that must be satisfied by the investors of the Investment Fund, including the Fund, to the extent of distributions made to such investors.

No Control over Issuers of Portfolio Securities of Investment Funds

The Investment Funds may from time to time acquire substantial positions in the securities of particular issuers. Nevertheless, the Fund will likely not obtain or seek to obtain representation on the board of directors of any issuer of securities held by any Investment Fund. Therefore, the success of each investment made by an Investment Fund will largely depend on the ability and success of the management of the issuers of such securities in addition to economic and market factors.

Limited Liquidity of Investments

The Investment Funds will likely purchase restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of securities of similar companies that are publicly traded. No assurance can be given that a public market for securities held by the Investment

Funds will develop. It is highly speculative whether and when an issuer will be able to register its securities with any governmental securities authority (such as the SEC) so that they become eligible for trading in public markets. In many cases, investments in privately held companies will be long-term in nature and may require many years from the date of initial investment before disposition.

The Fund will acquire privately offered interests in Investment Funds. Such interests have not been registered under foreign or U.S. securities laws and, as a result, are not readily transferable. Withdrawals from those Investment Funds are also usually severely restricted. Consequently, the Fund may be unable to liquidate readily its interests in such Investment Funds.

Time Required for Maturity of Investments

The Sub-Adviser anticipates that significant time will generally be required before an investment made by an Investment Fund will reach a state of maturity such that a disposition of outstanding securities can be considered, and frequently require even longer periods before such disposition can occur. It is unlikely that any significant distributions generated from dividends received from, or disposition or liquidation of, an Investment Fund’s investments will be made until the later years of the term of the Fund, if at all. The Advisers can offer no assurance that Shareholders will realize a return with respect to their investments in the Fund within a reasonable time, or at all.

Third-Party Involvement; Non-Control Investments

The Investment Funds may co-invest with third parties through partnerships, joint ventures or other entities. Risks of such joint investments by the Investment Funds may include the existence of inconsistent economic or business goals with the third-party partner. Furthermore, the Investment Funds may be subject to liability for the actions of their third-party partners. The Investment Funds may make investments too small to permit the Underlying Managers of the Investment Funds to exercise control over the issuers of the portfolio securities held by such Investment Funds. The performance of such investments will be subject in large part to the expertise and ability of the parties exercising control over such investments and the Investment Funds’ investment would be subject to the investment objective of such parties.

Expedited Transactions

Investment analyses and decisions by an Underlying Manager may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Underlying Manager at the time an investment decision is made may be limited, and the Underlying Manager may not have access to detailed information regarding the investment. Therefore, no assurance can be made that the Underlying Manager will have knowledge of all circumstances that may adversely affect an investment.

Litigation

Litigation can and does occur in the ordinary course of the management of an investment portfolio of securities. An Investment Fund may be engaged in litigation both as a plaintiff and as a defendant. This risk is somewhat greater where an Investment Fund exercises control or significant influence over the direction of a portfolio investment or portfolio company, including as a result of board or advisory committee participation. Such litigation can arise as a result of issuer default, issuer bankruptcies and/or other reasons. In certain cases, such issuers may bring claims and/or counterclaims against an Investment Fund, its Underlying Manager and/or their respective principals and affiliates alleging violations of securities laws and other typical issuer claims and counterclaims seeking significant damages. The expense of defending against claims made against an Investment Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Investment Fund to the extent that (i) the Investment Fund has not been able to protect itself through indemnification or other rights against the portfolio companies, (ii) the Investment Fund is not entitled to such protections or (iii) the portfolio company is not solvent. An Investment Fund’s Underlying Manager and others may be indemnified by the Investment Fund, as noted above, in connection with such litigation, subject to certain conditions.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

An investment in the Shares, unlike an investment in a traditional listed closed-end fund, may be illiquid. Unlike traditional listed closed-end funds, the Fund has not listed the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares unless they are listed on a securities exchange, if at all. Even if a secondary market develops, there can be no assurances that such a market will be efficient. In addition, although the Fund will conduct quarterly repurchase offers of its Shares, there is no guarantee that all tendered Shares will be accepted for repurchase or that shareholders will be able to sell all of the Shares they desire in a quarterly repurchase offer. In certain instances, repurchase offers may be suspended or postponed. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES.”

An investment in Shares is not suitable for investors who need access to the money they invest in the short term or within a specified timeframe. Unlike open-end funds (commonly known as mutual funds) which generally permit redemptions on a daily basis, Shares will not be redeemable at an investor’s option (other than pursuant to the Fund’s repurchase policy, as defined herein). The NAV of the Shares may be volatile. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly the Fund performs. The Fund is designed for long-term investors and not as a trading vehicle. Moreover, the Shares will not be eligible for “short sale” transactions or other directional hedging products.

The Fund’s investments are also subject to liquidity risk, which exists when particular investments of the Fund are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid investments at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investment Risk

The Fund will invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.

Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from private Investment Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many private Investment Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some private Investment Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the private Investment Funds may withdraw on any single withdrawal date, and (iii) the private Investment Funds portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.

In addition, the Fund’s interests in the private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a private Investment Funds pursuant to limited withdrawal rights. Some private Investment Funds also may suspend the repurchase rights of their shareholders, including the Fund, from time to time. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the private Investment Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the private Investment Funds. Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a private Investment Funds, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risk

Repurchases of Shares will reduce the amount of outstanding Shares and, thus, the Fund’s net assets. To the extent that additional Shares are not sold, a reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Investment Adviser’s reimbursement of expenses) and limit the investment opportunities of the Fund.

If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. In addition, because of the potential for such proration, Shareholders may tender more Shares than they may wish to have repurchased in order to ensure the repurchase of a specific number of their Shares, increasing the likelihood that other Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund. To the extent Shareholders have the ability to sell their Shares to the Fund pursuant to a repurchase offer, the price at which a Shareholder may sell Shares, which will be the NAV per Share most recently determined as of the last day of the offer, may be lower than the price that such Shareholder paid for its Shares.

The Fund may find it necessary to hold a portion of its net assets in cash or other liquid assets, sell a portion of its portfolio investments or borrow money in order to finance any repurchases of its Shares. The Fund may accumulate cash by holding back (i.e., not reinvesting or distributing to Shareholders) payments received in connection with the Fund’s investments, which could potentially limit the ability of the Fund to generate income. The Fund also may be required to sell its more liquid, higher quality portfolio investments to purchase Shares that are tendered, which may increase risks for remaining Shareholders and increase Fund expenses. Although most, if not all, of the Fund’s investments are expected to be illiquid and the secondary market for such investments is likely to be limited, the Fund believes it would be able to find willing purchasers of its investments if such sales were ever necessary to supplement such cash generated by payments received in connection with the Fund’s investments. However, the Fund may be required to sell such investments during times and at prices when it otherwise would not, which may cause the Fund to lose money. The Fund may also borrow money in order to meet its repurchase obligations. There can be no assurance that the Fund will be able to obtain financing for its repurchase offers. If the Fund borrows to finance repurchases, interest on any such borrowings will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Investment Adviser’s reimbursement of expenses) and reducing any net investment income. The purchase of Shares by the Fund in a repurchase offer may limit the Fund’s ability to participate in new investment opportunities.

In the event a Shareholder chooses to participate in a repurchase offer, the Shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the repurchase price will be on the repurchase date. Although the Shareholder may have the ability to withdraw a repurchase request prior to the repurchase date, to the extent the Shareholder seeks to sell Shares to the Fund as part of a repurchase offer, the Shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the repurchase date. It is possible that general economic and market conditions could cause a decline in the NAV per Share prior to the repurchase date. See “TENDER OFFERS/OFFERS TO REPURCHASE” and “TENDER/REPURCHASE PROCEDURES” below for additional information on, and the risks associated with, the Fund’s repurchase policy.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The value of the Fund’s investments will be difficult to ascertain and the valuations provided in respect of the Fund’s Investment Funds and other private securities will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuation of publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in the Investment Funds and other private securities are not publicly traded and the Fund will depend on appraisers, service providers and Underlying Managers to provide a valuation, or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a private Investment Fund, as provided by an Underlying Manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.

For information about the value of the Fund’s investment in private Investment Funds, the Investment Adviser will be dependent on information provided by the private Investment Funds, including quarterly unaudited financial statements which, if inaccurate, could adversely affect the Investment Adviser’s ability to value accurately the Fund’s Shares. The Investment Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Investment Adviser’s compensation.

If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Investment Adviser if the gross asset value of the Fund is overstated.

As a result, the NAV of the Fund, as determined based on the fair value of its investments in private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the private Investment Funds. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a private Investment Fund, resulting in a dilution of the value of the Shares of shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders. The Investment Adviser will attempt to resolve any conflicts between valuations assigned by an Underlying Manager and fair value as determined by the Investment Adviser by seeking information from the Underlying Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment. Shareholders in the Fund have no individual right to receive information about the private Investment Funds or the Underling Managers, will not be shareholders in the private Investment Funds, and will have no rights with respect to or standing or recourse against the private Investment Funds, Underlying Managers or any of their respective affiliates. Further, the Distributor does not have any responsibility or obligation to verify the valuation determinations made for the Fund’s investments, including valuation determinations with respect to the private Investment Funds. In no event is the Distributor responsible for any errors or inaccuracies with the Fund’s NAV in connection with its distribution of the Fund’s Shares or in connection with any other purpose.

Legislation and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation and Regulatory Risk

At any time after the date of this Prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on the assets in which the Fund or the Investment Funds invest. Legislation or regulation may also change the way in which the Fund or an Investment Fund is regulated. New or amended regulations may be imposed by the Commodity Futures Trading Commission, the SEC, the Federal Reserve or other financial regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund or the Investment Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives. The Fund and the Investment Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental authorities or self-regulatory organizations.

Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks

Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and real assets, the liquidity of the Fund’s investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for the Investment Funds is evolving. Changes in the regulation of registered funds, securities markets, the Investment Funds may adversely affect the value of investments held by the Fund and the ability of the Fund to successfully pursue its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.

AIFM Directive Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

AIFM Directive Risks

The Directive 2011/61/EU on Alternative Investment Fund Managers (the “Directive”), broadly, applies to any person or undertaking which provides investment management services to a collective investment undertaking (such person, an “AIF Manager”) and requires, generally that (i) any AIF Manager established or operating in the European Union intending to provide investment management services to an alternative investment vehicle established within or outside the European Union (“AIF”); and (ii) any non-European Union AIF Manager intending to manage an AIF established in the European Union, must be authorized under the Directive, and, in order to be so authorized, comply with certain requirements and meet certain criteria. The Directive imposes new regulatory obligations on authorized AIF Managers in respect of their activities and on the AIFs that they manage.

In addition, the Directive regulates the marketing of AIFs in the European Union. In particular, the Directive restricts the marketing by any non-EU AIF Manager of an AIF to investors in the European Union. A non-EU AIF Manager seeking to market an AIF is required to meet certain criteria and to satisfy additional regulatory requirements, including as to regulatory and investor disclosure. It may not be possible to market an Investment Fund in the European Union, which may result in the Investment Fund not being able to raise expected levels of assets, have an adverse effect on its ability to make investments and/or reduce the Investment Fund’s liquidity. In the event the Investment Fund is marketed in the European Union, compliance with the Directive may increase the Investment Fund’s operating expenses. It is not yet clear to what extent the implementation of the Directive will affect the operation of either the Investment Funds or the Underlying Managers.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the private Investment Funds in which the Fund is invested. However, private Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Subtitle A, Chapter 1 of the Code. Ultimately this may limit the universe of private Investment Funds in which the Fund can invest. The Fund expects to receive information from each Investment Fund regarding its investment performance on a regular basis.

Private Investment Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed on income from such investments. Because the Fund may not have timely or complete information concerning the amount or sources of such a private Investment Funds income until such income has been earned by the private Investment Funds or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a private Investment Funds that limit utilization of this cure period. Curing a diversification test failure, in certain circumstances, will require the Fund to pay a penalty.

If the Fund were to fail to satisfy any of the RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would lose its status as a RIC. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund must distribute at least 90% of its investment company taxable income for each taxable year of the Fund, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. The Fund will be subject to corporate tax on any undistributed investment company taxable income. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying private Investment Funds. The Fund’s investment in private Investment Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for corporate and excise tax with respect to certain undistributed amounts.

In addition, the Fund invests in private Investment Funds located outside the United States. Such private Investment Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Investment Funds.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Persons Risk

The Fund relies on the services of certain executive officers who have relevant knowledge of private assets and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Capitalization Risk

There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Risk

As the use of Internet technology has become more prevalent, the Fund and its service providers and markets generally have become more susceptible to potential operational risks related to intentional and unintentional events that may cause the Fund or a service provider to lose proprietary information, suffer data corruption or lose operational capacity. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests to reduce technology and cyber security risks will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Strategies Risk

When the Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in cash or cash equivalents or accept lower current income from short-term investments rather than investing in high yielding long-term securities. In such a case, Shareholders of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest Risk

The Investment Adviser, Sub-Adviser and the portfolio managers of the Fund have interests which may conflict with the interests of the Fund. In particular, the Sub-Adviser manages and/or advises other investment funds or accounts with the same or similar investment objectives and strategies as the Fund. As a result, the Sub-Adviser and the Fund’s portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. The Sub-Adviser and the Fund’s portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purpose of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. Furthermore, it is theoretically possible that a portfolio manager could use the information obtained from managing a fund or account to the advantage of other funds or accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of the Advisers invest in, or even conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Advisers or result in the Advisers receiving material, non-public information, or the Advisers may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if the Advisers acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

The portfolio managers also may engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to the Advisers which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. The Advisers and their affiliates may provide more services to some types of funds and accounts than others.

The Fund, Investment Adviser, and Sub-Adviser have adopted policies and procedures that address the foregoing potential conflicts of interest, including policies and procedures to address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all accounts of the Investment Adviser are treated equitably. There is no guarantee that the policies and procedures adopted by the Investment Adviser and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that the Investment Adviser may manage or advise from time to time. For further information on potential conflicts of interest, see “Investment Management and Other Services — Conflicts of Interest” in the SAI.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Ann Maurer
Class Y [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 2	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Distribution/Servicing Fees [Percent]		[3]
Acquired Fund Fees and Expenses [Percent]	4.11%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.18%	[5]
Total Annual Expenses [Percent]	6.79%
Waivers and Reimbursements of Fees [Percent]	(0.43%)	[6]
Net Expense over Assets [Percent]	6.36%
Expense Example, Year 01	$ 63
Expense Example, Years 1 to 3	195
Expense Example, Years 1 to 5	322
Expense Example, Years 1 to 10	$ 620
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	112,009,569
Outstanding Security, Not Held [Shares] | shares	50,000
Class I [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 2	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[2]
Distribution/Servicing Fees [Percent]	0.15%	[3]
Acquired Fund Fees and Expenses [Percent]	4.11%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.18%	[5]
Total Annual Expenses [Percent]	6.94%
Waivers and Reimbursements of Fees [Percent]	(0.43%)	[6]
Net Expense over Assets [Percent]	6.51%
Expense Example, Year 01	$ 65
Expense Example, Years 1 to 3	199
Expense Example, Years 1 to 5	328
Expense Example, Years 1 to 10	$ 629
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Class Y Shares or Class I Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “TENDER OFFERS/REPURCHASES OF SHARES.”
[2]	For its provision of advisory services to the Fund, the Investment Adviser receives an annual Management Fee, payable quarterly in arrears, equal to 1.50% of the Fund’s net assets determined as of quarter-end. The Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[3]	Pursuant to exemptive relief from the SEC, the Fund offers multiple classes of Shares and has adopted a shareholder service plan (“Shareholder Service Plan”) for Class I Shares. Under the Shareholder Service Plan, the Fund is permitted to pay as compensation up to 0.15% on an annualized basis of the net assets of the Fund attributable to Class I Shares (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. The Fund may pay all or a portion of these fees to any registered securities dealer, financial institution, or any other person (each, a “Recipient”) who provides certain shareholder services, pursuant to a written agreement. Class Y Shares are not subject to the Shareholder Servicing Fee.
[4]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Investment Funds. Private Investment Funds generally charge, in addition to management fees calculated as a percentage of the average NAV of the Fund’s investment, performance-based fees generally from 10% to 20% of the net capital appreciation in the private Investment Fund’s investment for the year or other measurement period, subject to loss carryforward provisions, as set forth in the respective private Investment Funds’ offering documents. The Acquired Fund Fees and Expenses are based on expected amounts for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Investment Funds, which fluctuates over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[5]	Other Expenses are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, Transfer agent and Custodian.
[6]	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2025. The Expense Limitation and Reimbursement may not be terminated before July 1, 2025 by the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment.